NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
NET LOSS PER SHARE
NET LOSS PER SHARE

15.      NET LOSS PER SHARE

Net loss per share (basic and diluted) was computed by dividing net loss attributable to ordinary shareholders, considering the accretions to redemption value of the redeemable noncontrolling interest, by the weighted average number of shares of ordinary shares outstanding. As of December 31, 2022, 2021, and 2020, outstanding share options totaling 3,389,379, 3,323,618 and 1,674,617, respectively, and outstanding warrants totaling 617,277, 617,277 and 827,164, respectively, were anti-dilutive, and therefore, were not included in the computation of weighted average shares used in computing diluted loss per share.

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	Year Ended December 31,
(In thousands, except share and per share data)	2022	2021	2020
Numerator:
Net loss attributable to CASI Pharmaceuticals, Inc.	$(41,014)	$(36,654)	$(48,287)
Denominator:
Weighted average number of ordinary shares	13,647,455	13,610,441	11,045,119
Denominator for basic and diluted net loss per share calculation	13,647,455	13,610,441	11,045,119
Net loss per share
— Basic and diluted	$(3.01)	$(2.69)	$(4.37)